Taxes on Income - Schedule of Reconciliation of Income Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Income Tax Benefit [Abstract]
Income tax benefit computed at statutory tax rate	$ (355)	$ (138)	$ (179)
Change in valuation allowance	326	114	54
Exchange rate differences on net operating loss carry forward	29	24	125
Income tax expense